Income Taxes - Schedule of Reconciliation of Effective Tax Rate (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2022	Mar. 31, 2021
Income Tax Disclosure [Abstract]
Loss before income taxes	$ (495,438)	$ (16,804,956)	$ (44,275,095)	$ (47,750,794)	$ (84,424,529)	$ (127,741,941)
Basic combined Canadian statutory income tax rate 1					26.50%	26.50%
Income tax					$ (22,372,500)	$ (33,851,614)
Increase (decrease) resulting from:
Change in valuation allowance					18,982,099	26,696,339
Permanent difference on impairment on goodwill					788,642	999,782
Permanent difference related to derivative					(1,656,038)	(2,004,305)
Non deductible and tax exempt items					71,653	(347,773)
Non-deductible stock-based compensation					2,050,909	2,660,390
Foreign exchange					236,512	(101,188)
Difference in statutory tax rates of foreign subsidiaries					1,121,068	2,778,258
Other permanent differences					474,339	(571,275)
Adjustments in relation to prior years					$ 303,316	263,675
Total tax recovery	$ 2,013	$ (50)	$ 14,543	$ 11,894		$ (3,477,711)